CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Income (loss) for the period	$ (9,404)	$ 1,743	$ (28,721)	$ (3,668)
Foreign currency translation adjustment	3,029	624	(2,668)	624
Other comprehensive loss	(933)	(755)	(369)	(1,116)
Comprehensive income (loss) for the period	$ (7,308)	$ 1,612	$ (31,758)	$ (4,160)